Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
NOTE 9. INCOME TAX
The

Company’s net deferred tax assets at December 31, 2021 and 2020 is as follows:

	December 31, 2021	December 31, 2020
Deferred tax asset (liability)
Net operating loss carryforward	$39,939	$531
Startup/Organization Expenses	202,776	—
Business combination expenses	2,494,698	—

Total deferred tax assets, net	2,737,413	531
Valuation Allowance	(2,737,413)	(531)

Deferred tax liability, net of valuation allowance	$—	$—

The

income tax provision for the year ended December 31, 2021 and for the period from July 2, 2020 (inception) through December 31, 2020 consists of the following:

	December 31, 2021	December 31, 2020
Federal
Current	$—	$—
Deferred	(2,736,882)	(531)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	2,736,882	531

Income tax provision	$—	$—

As of December 31, 2021 and 2020, the Company had $187,659 and $2,528 of U.S. federal net operating loss carryovers available to offset future taxable income.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2021 and for the period from July 2, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $2,736,882 and $531, respectively.
A
reconciliation of the federal income tax rate to the Company’s effective tax rate at December
31
,
2021
and
2020
is as follows:

	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrants	(0.98)%	0.0%
Transaction costs allocated to warrants	(0.07)%	0.0%
Fair value of private warrant liability in excess of proceeds	(1.78)%	0.0%
Change in valuation allowance	(18.17)%	(21.0)%

Income tax provision	0.0%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities.

GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Income Taxes
17.	INCOME TAXES
As the
Company generated net operating losses (“NOLs”) during 2020 and 2021, has generated historical NOLs, and is forecasting to continue to generate NOLs, the Company did not record a provision for or benefit from income taxes for the years ended December 31, 2020, and

2021.

A

reconciliation of the Company’s effective tax rate to the statutory federal income tax rate is as follows for the years ended
December 31, 2020
, and
2021
:

	Years Ended December 31,
	2020	2021

Federal income tax (benefit)/expense at statutory rate	21.0%	21.0%
State income tax benefit	5.4%	6.9%
Permanent items	-0.2%	-0.5%
Change in Valuation Allowance	-29.3%	-30.6%
Federal R&D Tax Credits	3.1%	3.0%
Other	0.0%	0.2%

Effective income tax rate	0.0%	0.0%

Deferred tax assets and liabilities reflect the net tax effects of NOLs and tax credit carryforwards and temporary differences between the carrying amount of assets and liabilities for financial reporting and the amounts used for tax purposes. Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2020, and 2021 were as follows:

	Years Ended December 31,
	2020	2021
Deferred tax assets:

Federal net operating loss carryforwards	$26,464	$48,956
State net operating loss carryforwards	6,542	12,477
Tax credits	4,059	8,736
Stock based compensation	89	233
Capitalized research and development expenses	4,398	3,649
Accruals and other	763	1,482

Total deferred tax assets	42,315	75,533
Valuation allowance	(39,965)	(74,340)

Total deferred tax assets	$2,350	$1,193

Deferred tax liabilities:
Depreciation and amortization	$(2,350)	$(1,193)

Total deferred tax liabilities	$(2,350)	$(1,193)

Total net deferred tax assets (liability)	$—	$—

As

of
December 31, 2021
, the Company had federal NOL carryforwards of $
232,116
and state NOL carryforwards of approximately $
197,424
, which are available to reduce future taxable income. The Company also had federal tax credits of $
7,485
as of
December 31, 2021
. The federal NOLs generated before
2018
of approximately $
27,104
will expire at various dates through
2037
, and NOL carryforwards generated after
2017
of approximately $
205,012
have an
indefinite carryforward period
. The state NOLs and tax credit carryforwards will expire at various dates through
2040
.
After consideration of all the evidence, both positive and negative, the Company has recorded a valuation allowance against its deferred tax assets at December 31, 2020, and 2021 because the Company’s management has determined that it is more likely than not that these assets will not be fully realized.

Utilization

of the NOL carryforwards and research and development tax credit carryforwards may be subject to a substantial annual limitation under Section
382
of the Internal Revenue Code of
1986
due to ownership changes that have occurred previously or that could occur in the future. These ownership changes may limit the amount of NOL and research and development credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively. The Company has not completed an evaluation of ownership changes through
December 31, 2021
, to assess whether utilization of the Company’s NOL or research and development credit carryforwards would be subject to an annual limitation under Section
382
. To the extent an ownership change occurs in the future, the NOL and credit carryforwards would be subject to limitation.
The Company has generated federal and state research and development credits but has not conducted a study to document the qualified activity. This study may result in an adjustment to the Company’s research and development credit carryforwards; however, until a study is completed, and any adjustment is known, no amounts are being presented as an uncertain tax position. A full valuation allowance has been provided against the Company’s research and development credits and, if an adjustment is required, this adjustment would be offset by an adjustment to the deferred tax asset established for the research and development credit carryforwards and the valuation allowance.
As
 of December 31, 2020, and 2021, the Company had not recorded any uncertain tax provisions. The Company files income tax returns in the U.S. federal and various state jurisdictions. The federal and state income tax returns are generally subject to examinations for the tax years ended December 31, 2018, through December 31, 2021. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the Internal Revenue Service or state tax authorities to the extent utilized in a future period. There are currently no federal or state audits in process.